Reserve for Life-Contingent Contract Benefits and Contractholder Funds	12 Months Ended
Dec. 31, 2018
Reserve for Life-Contingent Contract Benefits and Contractholder Funds
Reserve for Life-Contingent Contract Benefits and Contractholder Funds

Note 9	Reserve for Life-Contingent Contract Benefits and Contractholder Funds

Reserve for life-contingent contract benefits
	As of December 31,
($ in millions)	2018	2017
Immediate fixed annuities:
Structured settlement annuities	$6,701	$6,994
Other immediate fixed annuities	1,714	1,855
Traditional life insurance	2,808	2,722
Accident and health insurance	876	893
Other	109	85
Total reserve for life-contingent contract benefits	$12,208	$12,549

Key assumptions generally used in calculating the reserve for life-contingent contract benefits
Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 2.9% to 9.0%	Present value of contractually specified future benefits
Other immediate fixed annuities
1983 group annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table; 1983 individual annuity mortality table with internal modifications
		Interest rate assumptions range from 0.0% to 11.5%	Present value of expected future benefits based on historical experience
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 11.3%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 7.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.0% to 5.8%	Projected benefit ratio applied to cumulative assessments

(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

The Company records an adjustment to the reserve for life-contingent contract benefits that represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product investment portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in AOCI.
In conjunction with the segment changes that occurred in 2017, the Company evaluated the need for a reserve adjustment separately for traditional life insurance and immediate annuities with life contingencies. As of December 31, 2017, the Company recorded a $315 million increase to the reserve for life-contingent contract benefits and a $249 million decrease to unrealized net capital gains, after-tax, included in shareholders’ equity. This liability was zero as of December 31, 2018.

Contractholder funds
	As of December 31,
($ in millions)	2018	2017
Interest-sensitive life insurance	$8,229	$8,190
Investment contracts:
Fixed annuities	9,681	10,828
Other investment contracts	461	416
Total contractholder funds	$18,371	$19,434

Key contract provisions of contractholder funds
Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0.0% to 10.5% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities
Interest rates credited range from 0.0% to 9.8% for immediate annuities; (8.0)% to 10.8% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.1% to 6.0% for all other products

Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 13.5% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable (1) and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities
	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract

(1)	In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

Contractholder funds activity
	For the years ended December 31,
($ in millions)	2018	2017	2016
Balance, beginning of year	$19,434	$20,260	$21,295
Deposits	1,109	1,130	1,164
Interest credited	650	687	722
Benefits	(844)	(901)	(966)
Surrenders and partial withdrawals	(1,135)	(999)	(1,053)
Maturities of and interest payments on institutional products	—	—	(86)
Contract charges	(824)	(826)	(829)
Net transfers from separate accounts	6	5	5
Other adjustments	(25)	78	8
Balance, end of year	$18,371	$19,434	$20,260

The Company offered various guarantees to variable annuity contractholders. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuity contracts’ separate accounts with guarantees included $2.47 billion and $3.02 billion of equity, fixed income and balanced mutual funds and $245 million and $322 million of money market mutual funds as of December 31, 2018 and 2017, respectively.

The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	As of December 31,
	2018	2017
In the event of death
Separate account value	$2,711	$3,344
Net amount at risk (1)	$605	$454
Average attained age of contractholders	71 years	70 years
At annuitization (includes income benefit guarantees)
Separate account value	$778	$944
Net amount at risk (2)	$264	$202
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$190	$253
Net amount at risk (3)	$16	$10
Accumulation at specified dates
Separate account value	$129	$170
Net amount at risk (4)	$26	$17
Weighted average waiting period until guarantee date	4 years	5 years

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.
The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.
Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to life and annuity contract benefits.
Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

Summary of liabilities for guarantees
($ in millions)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2017 (1)	$262	$29	$79	$370
Less reinsurance recoverables	87	25	34	146
Net balance as of December 31, 2017	175	4	45	224
Incurred guarantee benefits	24	—	13	37
Paid guarantee benefits	(2)	—	—	(2)
Net change	22	—	13	35
Net balance as of December 31, 2018	197	4	58	259
Plus reinsurance recoverables	111	35	39	185
Balance, December 31, 2018 (2)	$308	$39	$97	$444

Balance, December 31, 2016 (3)	$244	$44	$77	$365
Less reinsurance recoverables	101	40	43	184
Net balance as of December 31, 2016	143	4	34	181
Incurred guarantee benefits	34	—	11	45
Paid guarantee benefits	(2)	—	—	(2)
Net change	32	—	11	43
Net balance as of December 31, 2017	175	4	45	224
Plus reinsurance recoverables	87	25	34	146
Balance, December 31, 2017 (1)	$262	$29	$79	$370

(1)
Included in the total liability balance as of December 31, 2017 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $26 million, variable annuity accumulation benefits of $22 million, variable annuity withdrawal benefits of $12 million and other guarantees of $225 million.

(2)
Included in the total liability balance as of December 31, 2018 are reserves for variable annuity death benefits of $109 million, variable annuity income benefits of $36 million, variable annuity accumulation benefits of $25 million, variable annuity withdrawal benefits of $14 million and other guarantees of $260 million.

(3)
Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $100 million, variable annuity income benefits of $40 million, variable annuity accumulation benefits of $34 million, variable annuity withdrawal benefits of $9 million and other guarantees of $182 million.